Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 08, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 08, 2023
Prospectus Date	rr_ProspectusDate	Jan. 27, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A